ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS

3. ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS

The components of net income/(loss) from discontinued operations for the years ended December 31, 2023, 2024 and 2025 are the following:

	Year ended December 31,
	2023	2024	2025
Gain from disposal – Toloka	—	—	85.9
Net loss from discontinued operations – Toloka	(42.5)	(41.5)	(13.2)
Net income from discontinued operations – businesses in Russia	607.4	477.7	—
Loss from disposal – businesses in Russia	—	(784.6)	—
Gain from revaluation of investment in the divested businesses	—	59.0	—
Total net income / (loss) from discontinued operations	564.9	(289.4)	72.7

Disposal of businesses in Russia and certain international markets in 2024

As disclosed in Note 1, in 2024 the Company sold all of the Group’s businesses in Russia and related businesses in certain international markets. The transaction was implemented in two closings. The first closing occurred on May 17, 2024, at which the Company sold a controlling stake of 68% in the Divested Businesses; the second closing occurred on July 12, 2024, at which the Company sold the remaining stake. The Divestment represented a strategic shift in the Company’s operations, and as such the Divested Businesses are reported as discontinued operations as defined by ASC 205-20-45.

In accordance with ASC 810-10-40, “Consolidation — Overall – Derecognition - Deconsolidation of a Subsidiary or Derecognition of a Group of Assets,” a parent company must deconsolidate a subsidiary as of the date the parent ceases to have a controlling interest in that subsidiary and recognize a gain or loss in net income at that time. The Company deconsolidated the disposal group from its consolidated financial statements on May 17, 2024, after the first closing when the Company lost a controlling interest in the Divested Businesses and recognized a loss on the disposal of discontinued operations totaling $784.6. Loss from disposal represents both the impairment of the held-for-sale component in the amount of $501.7, the result of the deconsolidation in the amount of $270.4 as of the date of the first closing of the Divestment and transaction costs to sell the divested component in the amount of $12.5.

In connection with the deconsolidation, the Company reclassified the accumulated other comprehensive loss from equity to earnings as a result of the change in reporting currency and attributable to the Divested Businesses. Prior to and in anticipation of the first closing, the Company effected the sale of approximately 14.1 million shares (or 4% of the outstanding shares) of IPJC Yandex to another subsidiary within the disposal perimeter for use in the equity incentive pool of the disposal perimeter, in consideration for approximately $208.0 in cash. The transaction did not result in a change of economic ownership of disposed business prior to the Divestment.

The following table provides details of the consideration received for the Divestment:

	Class A shares	Fair value of Class A shares received	Cash part of consideration	Total
1st closing	67,632,122	931.1	2,458.1	3,389.2
2nd closing	94,853,603	1,355.3	184.2	1,539.5
Total	162,485,725	2,286.4	2,642.3	4,928.7

Following the first closing of the Divestment, the Company held a remaining minority interest in the divested businesses. This investment was subject to revaluation due to RUB / USD exchange rate fluctuations. The result of revaluation of the investment in these divested businesses in the amount of $59.0 gain was presented within net income/(loss) from discontinued operations in the consolidated statement of operations for the year ended December 31, 2024.

As of May 17, 2024 the Group deconsolidated $1,174.9 of cash and cash equivalents related to discontinued operations.

The Company reclassified the following operations to discontinued operations for the years ended December 31, 2023, and 2024, respectively.

	Year ended December 31,
	2023	2024
Revenues	9,344.8	3,848.5
Operating costs and expenses:
Cost of revenues	4,193.7	1,588.8
Product development	1,099.5	433.6
Sales, general and administrative	2,878.1	1,143.4
Depreciation and amortization	440.5	89.3
Goodwill impairment	84.3	1.6
Total operating costs and expenses	8,696.1	3,256.7
Income / (loss) from discontinued operations	648.7	591.8
Interest income	62.7	33.70
Interest expense	(122.6)	(80.60)
Income / (loss) from equity method investments	(6.4)	(0.5)
Other income / (loss), net	264.1	13.2
Income / (loss) from discontinued operations before income tax expense	846.5	557.6
Income tax expense	239.1	79.9
Net income from discontinued operations, net of tax	607.4	477.7

Results of discontinued operations for the year ended December 31, 2024 were consolidated until the date of the first closing of the Divestment, at which the Company sold a controlling stake in the divested businesses. After the Divestment, the Company does not have any continuing involvement in the divested businesses.

Following the first closing of the Divestment, the Company held a remaining interest of approximately 28% in the Divested Businesses. This investment was subject to revaluation due to RUB / USD exchange rate fluctuations. Result of revaluation of the investment in these businesses in the amount of $59.0 was presented within Net income/(loss) from discontinued operations in the consolidated statement of operations.

Substantially all of the Group’s consolidated debt before the Divestment was assumed by the buyer. As a consequence, interest expense incurred in all periods presented was allocated to the results of discontinued operations.

Toloka Deconsolidation and Investment Transaction

Effective May 2, 2025, the Company ceased to have control over Toloka following the issuance by Toloka Group, Inc. ("Toloka Group") of additional stock to third-party investors and a restructuring of the capital stock of Toloka Group into both voting and nonvoting common and preferred shares, as result of which the Company’s voting interest was reduced to 49%. Consequently, Toloka Group was deconsolidated from the Company’s financial statements, and the Company's retained share in Toloka was reclassified as an equity method investment under ASC 323 for the investment in common stock, while the investment in preferred stock was accounted for under ASC 321 using the measurement alternative. The Toloka Deconsolidation represents a strategic transaction aimed at enhancing the Group’s focus on its core AI infrastructure business while allowing Toloka to operate independently. The transaction qualifies as a "strategic shift" under ASC 205-20, requiring discontinued operations reporting, as Toloka constituted a significant business line for the Company.

The deconsolidation was accounted for in accordance with ASC 810, and the Company recognized a gain as the difference between the fair value of the retained investment (common and preferred stock) and the carrying amount of the assets and liabilities deconsolidated. The Company’s participation in the Toloka investment transaction amounts to $39.0 paid in cash. The Company deconsolidated cash and cash equivalents of Toloka in amount of $3.7 as of the date of the Toloka Deconsolidation.

The Company reclassified the following assets and liabilities to discontinued operations for the year ended December 31, 2024 in connection with the Toloka Deconsolidation:

December 31, 2024
ASSETS
Cash and cash equivalents	14.9
Accounts receivable, net	1.9
Prepaid expenses	0.7
VAT reclaimable	1.9
Other current assets	2.0
Total current assets from discontinued operations	21.4
Property and equipment	0.3
Operating lease right-of-use assets	0.2
Deferred tax assets	0.1
Other non-current assets	0.1
Total non-current assets from discontinued operations	0.7
TOTAL ASSETS FROM DISCONTINUED OPERATIONS	22.1
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable, accrued and other liabilities	7.5
Income and non-income taxes payable	0.4
Deferred revenue	0.2
Total current liabilities from discontinued operations	8.1
TOTAL LIABILITIES FROM DISCONTINUED OPERATIONS	8.1

The Company reclassified the following operations to discontinued operations for the years ended December 31, 2023, 2024 and 2025, respectively.

	Year ended December 31,
	2023	2024	2025
Revenues	11.1	26.1	6.4
Operating costs and expenses:
Cost of revenues	12.3	29.7	8.4
Product development	25.2	14.9	3.4
Sales, general and administrative	15.5	22.3	7.4
Depreciation and amortization	—	0.2	0.1
Total operating costs and expenses	53.0	67.1	19.3
Loss from discontinued operations	(41.9)	(41.0)	(12.9)
Interest income	—	—	0.1
Other income / (loss), net	(0.5)	0.1	(0.6)
Loss from discontinued operations before income tax expense	(42.4)	(40.9)	(13.4)
Income tax expense / (benefit)	0.1	0.6	(0.2)
Net loss from discontinued operations, net of tax	(42.5)	(41.5)	(13.2)

After the Toloka Deconsolidation, the Company has significant influence over operations of Toloka through a combination of common and preferred shares and intends to hold its non-controlling equity investment in Toloka for the long term.

Acquisitions in 2023

Acquisition of Uber’s remaining interest in MLU B.V.

On April 21, 2023, the Company entered into an agreement with Uber NL Holdings 1 B.V. (“Uber”), a subsidiary of Uber Technologies Inc., and on the same day acquired Uber’s entire remaining 29% interest in MLU B.V., a mobility joint venture, for consideration in cash of $702.5.

In order to account for the equity ownership changes contemplated by the transaction, the Group reduced the amount of the non-controlling interest and additional paid-in capital by $280.0 and $320.2, respectively, and increased the amount of the accumulated other comprehensive loss by $102.5 (Note 4). After the closing date, no earnings are allocated to the non-controlling interest.

The transaction is related to the Divested Businesses.